Borrowings - Short-Term and Long-Term Borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Short-term borrowings [Abstract]
Total	[1]	¥ 662,902	¥ 662,256
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	3,197,303	3,140,531
Bonds and notes issued	[3]	4,804,801	5,062,242
Subtotal		8,002,104	8,202,773
Trading balances of secured borrowings		127,455	133,523
Total		8,129,559	8,336,296
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,300,872	1,528,529
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	876,088	1,102,125
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	726,568	465,296
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	293,207	150,055
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	802,849	1,017,380
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	805,217	798,857
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	177,906	252,858
Bank borrowings	[1]	149,775	217,013
Other	[1]	¥ 335,221	¥ 192,385

[1]	Includes secured borrowings of \17,284 million as of March 31, 2015 and \82,861 million as of March 31, 2016.
[2]	Includes secured borrowings of \251,486 million as of March 31, 2015 and \226,704 million as of March 31, 2016.
[3]	Includes secured borrowings of \749,839 million as of March 31, 2015 and \744,945 million as of March 31, 2016.